Condensed Consolidating Financial Information (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 08, 2010	Mar. 31, 2013 Senior Notes 8875 Percent Due 2019 [Member]	Dec. 31, 2012 Senior Notes 8875 Percent Due 2019 [Member]	May 16, 2011 Senior Notes 8875 Percent Due 2019 [Member]	May 29, 2013 Senior Notes 7375 Percent Due 2020 [Member] [Member]	Mar. 31, 2013 Senior Notes 7375 Percent Due 2020 [Member] [Member]
Condensed Consolidating Financial Information
Principal amount	$ 32.5	$ 325.0			$ 300.0	$ 300.0
Debt Instrument, Interest Rate, Stated Percentage	10.50%	10.50%	8.875%	8.875%	8.875%		7.375%
Equity Method Investment, Ownership Percentage	100.00%